Expense Example {- Franklin LifeSmart™ 2030 Retirement Target Fund} - Franklin Templeton Fund Allocator Series RTF-25 - Franklin LifeSmart™ 2030 Retirement Target Fund	Dec. 01, 2020 USD ($)
Class A
Expense Example:
1 year	$ 618
3 years	902
5 years	1,206
10 years	2,070
Class C
Expense Example:
1 year	248
3 years	604
5 years	1,086
10 years	2,418
Class R
Expense Example:
1 year	97
3 years	450
5 years	827
10 years	1,886
Class R6
Expense Example:
1 year	41
3 years	237
5 years	449
10 years	1,062
Advisor Class
Expense Example:
1 year	46
3 years	294
5 years	561
10 years	$ 1,324